Loans and Allowance for Loan Losses, Risk Category of Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	$ 2,684,733		$ 2,521,303
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	219,577		248,163
Commercial [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	186,131		214,327
Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	33,446		33,836
New York and Other States [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	2,355,966	[1]	2,289,884	[1]
New York and Other States [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	200,630		222,835
New York and Other States [Member] | Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	189,048		215,438
New York and Other States [Member] | Commercial [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	11,582		7,397
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	167,249	[1]	189,101	[1]
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	155,981		181,717
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	11,268		7,384
New York and Other States [Member] | Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	33,381	[1]	33,734	[1]
New York and Other States [Member] | Commercial [Member] | Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	33,067		33,721
New York and Other States [Member] | Commercial [Member] | Other [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	314		13
Florida [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	328,767		231,419
Florida [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	18,947		25,328
Florida [Member] | Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	12,519		17,728
Florida [Member] | Commercial [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	6,428		7,600
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	18,882		25,226
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	12,454		17,626
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	6,428		7,600
Florida [Member] | Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	65		102
Florida [Member] | Commercial [Member] | Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	65		102
Florida [Member] | Commercial [Member] | Other [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	$ 0		$ 0

[1]	Includes New York, New Jersey, Vermont, and Massachusetts